Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of assumptions used in calculating the fair value of the warrants

Information regarding outstanding warrants at December 31, 2015 is as follows (contractual life expressed in years):

Exercise Price	Number Outstanding	Weighted – Average Remaining Contractual Life	Intrinsic Value
$12.80	115,021	2.07	$276,051
$16.40	203,865	4.98	$–
$21.20	122,319	4.98	$–
$24.00	11,474	1.15	$–
$30.00	64,443	1.11	$–
$34.40	185,800	3.98	$–
$37.60	68,181	1.50	$–
$38.80	8,589	1.50	$–
$40.00	34,875	1.42	$–
$70.00	30,831	1.51	$–
	845,398	3.43	$276,051
(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at December 31, 2015 less the warrant exercise price of in-the-money warrants.